WELLS FARGO FUNDS TRUST
                     REGISTRATION NOS. 333-74295; 811-09253

                             CERTIFICATE PURSUANT TO
                              17 C.F.R. 230.497(J)


         The undersigned hereby certifies on behalf of Wells Fargo Funds Trust (the "Trust") that the Prospectuses and related Statements of Additional Information describing the Allocation, Equity Gateway, International Stock, Small and Mid Cap Stock, and Specialty Funds of the Trust, all of which would have been filed pursuant to 17 C.F.R. 230.497(c), do not differ materially from the Prospectuses and Statements of Additional Information for the Allocation, Equity Gateway, International Stock, Small and Mid Cap Stock, and Specialty Funds of the Trust contained in Post-Effective Amendment No. 89 to the Trust's Registration Statement on Form N-1A filed pursuant to Rule 485(b) on February 1, 2006.

         IN WITNESS WHEREOF, the Trust has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 3rd day of February 2006.


Witness:                                    WELLS FARGO FUNDS TRUST


By:      /s/ Johanne F. Castro              By: /s/ Carol Lorts
        ---------------------                   -------------------
Name:     Johanne F. Castro                     Carol Lorts
Title:    Assistant Secretary                   Assistant Secretary